                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4132

                        RIVERSOURCE SELECTED SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 03/31

Date of reporting period: 12/31

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                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   RIVERSOURCE PRECIOUS METALS AND MINING FUND

                                AT DEC. 31, 2007


INVESTMENTS IN SECURITIES

DEC. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)



COMMON STOCKS (89.0%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (0.5%)
Sims Group                                               27,396              $638,539
-------------------------------------------------------------------------------------


CANADA (65.5%)
Agnico-Eagle Mines                                      150,000             8,194,500
Barrick Gold                                            195,570             8,223,719
Eastern Platinum                                        709,341(b)          2,048,922
Equinox Minerals                                        466,310(b)          2,562,452
First Quantum Minerals                                   22,012             1,884,622
Gammon Gold                                             225,000(b)          1,802,536
Goldcorp                                                292,314             9,918,215
Great Basin Gold                                        421,607(b)          1,124,455
High River Gold Mines                                   644,442(b)          1,842,004
IAMGOLD                                                 288,484             2,348,868
Ivanhoe Mines                                           177,009(b)          1,924,011
Kinross Gold                                            418,985(b)          7,709,324
Lundin Mining                                           120,194(b)          1,154,037
Nexen                                                    89,463             2,886,971
PAN American Silver                                      58,341(b)          2,037,851
Peak Gold                                             2,474,895(b)          1,494,502
Red Back Mining                                         466,925(b)          3,331,822
Silver Standard Resources                                87,929(b)          3,212,046
Silver Wheaton                                          207,652(b)          3,511,024
Suncor Energy                                            45,678             4,966,569
Uranium One                                             453,424(b)          4,029,523
Yamana Gold                                             589,019             7,621,906
                                                                      ---------------
Total                                                                      83,829,879
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
PAPUA NEW GUINEA (1.4%)
Lihir Gold                                              582,501(b)          1,809,060
-------------------------------------------------------------------------------------


SOUTH AFRICA (5.5%)
Platmin                                                 193,113(b)          1,848,334
Randgold Resources ADR                                  138,102             5,127,727
                                                                      ---------------
Total                                                                       6,976,061
-------------------------------------------------------------------------------------


UNITED KINGDOM (0.9%)
Lonmin                                                   19,691             1,203,317
-------------------------------------------------------------------------------------


UNITED STATES (15.2%)
Freeport-McMoRan Copper & Gold                           28,665             2,936,443
Newmont Mining                                          128,938             6,296,043
Royal Gold                                               87,969             2,684,814
Southern Copper                                          48,873(e)          5,138,018
Titanium Metals                                          88,712             2,346,432
                                                                      ---------------
Total                                                                      19,401,750
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $94,131,434)                                                      $113,858,606
-------------------------------------------------------------------------------------



OTHER (--%)(c)
ISSUER                                                 SHARES                VALUE(a)
CANADA
Goldcorp Cl A
 Warrants                                                 2,750(b,d)          $27,677
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $4,825)                                                                $27,677
-------------------------------------------------------------------------------------



MONEY MARKET FUND (13.6%)(f)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     17,433,426(g)        $17,433,426
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $17,433,426)                                                       $17,433,426
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $111,569,685)(h)                                                  $131,319,709
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                     ACQUISITION
SECURITY                                DATES          COST
------------------------------------------------------------
Goldcorp Cl A
  Warrants                             10-14-04       $4,825


(e)  At Dec. 31, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.5% of net assets. The Fund's cash equivalent position is 11.1% of net assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


--------------------------------------------------------------------------------
1 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

(h) At Dec. 31, 2007, the cost of securities for federal income tax purposes was approximately $111,570,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $21,221,000
Unrealized depreciation                                                      (1,471,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $19,750,000
---------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Selected Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date February 28, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date February 28, 2008